Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Cash used in operating activities (Note 21)	$ (630,897)	$ (507,305)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations (Note 3)	83,151	13,000
Cash reduction on sale of Inova (Note 3)	(23,341)
Purchase of long-term investments	(10,356)	(41,763)
Proceeds from redemption of short-term investments	15,000	15,000
Proceeds from sale of long-term investments	235,486	1,500
Proceeds from redemption of other long-term investments	12,193	50,807
Expenditures on property, plant and equipment	(1,075,251)	(2,480,460)
Proceeds from sale of property, plant and equipment	1,703
Proceeds from other assets	1,359	(7,433)
Cash used in investing activities of continuing operations	(760,056)	(2,449,349)
Cash used in investing activities of discontinued operations (Note 3)	(26,791)	(75,096)
Cash used in investing activities	(786,847)	(2,524,445)
FINANCING ACTIVITIES
Issue of share capital	1,762	1,792,514
Proceeds from interim and bridge funding facilities (Note 11)	660,765	1,398,349
Repayment of interim and bridge funding facilities (Note 11)	(330,507)
Repayment of credit facilities		(46,804)
Noncontrolling interests' reduction of investment in subsidiaries		(960)
Noncontrolling interests' investment in subsidiaries	129	910
Cash provided by financing activities of continuing operations	332,149	3,144,009
Cash provided by financing activities of discontinued operations (Note 3)	4,474	34,662
Cash provided by financing activities	336,623	3,178,671
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(3,651)	17,909
NET CASH (OUTFLOW) INFLOW	(1,084,772)	164,830
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,162,884	998,054
CASH AND CASH EQUIVALENTS, END OF YEAR	78,112	1,162,884
LESS CASH AND CASH EQUIVALENTS CLASSIFIED IN CURRENT ASSETS HELD FOR SALE		(47,622)
Cash and cash equivalents	78,112	1,115,262
CASH AND CASH EQUIVALENTS IS COMPRISED OF:
Cash on hand and demand deposits	78,112	144,653
Short-term money market instruments		970,609
Cash and cash equivalents	$ 78,112	$ 1,115,262